Equity - Authorized shares and secondary follow-on equity offering (Details)			12 Months Ended
	Nov. 22, 2023 shares	Dec. 20, 2021 shares	Dec. 31, 2023 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2022 USD ($) EquityInstruments $ / shares shares	Dec. 31, 2021 USD ($)
Equity
Par value | $ / shares			$ 0	$ 0
Number of authorized shares			1,165,976,677	1,165,976,677
Treasury shares			(14,525,694)	(13,452,393)
Shares fully subscribed and paid			1,151,450,983	1,152,524,284
Forfeited during the year | EquityInstruments			330,453	103,712
Legal reserve | $			$ 17,363,000	$ 17,363,000	$ 17,363,000
Legal reserve as a percent of capital stock			7.00%	7.00%	7.00%
Withholding tax on dividends distributions (as a percent)			10.00%
Tax rate for dividends which exceeds the CUFIN and CUFINRE			42.86%
Balance amount | $			$ 0.1	$ 0.1
Series A shares
Equity
Number of authorized shares			1,165,976,677	1,108,462,804
Conversion of equivalent number of shares	57,513,873
Series B shares
Equity
Number of authorized shares				57,513,873
Number of outstanding shares	57,513,873
Conversion of equivalent number of shares		30,538,000
Fixed Class I
Equity
Number of authorized shares			24,180	24,180
Shares fully subscribed and paid			24,180	24,180
Fixed Class I | Series A shares
Equity
Number of authorized shares			24,180	10,478
Fixed Class I | Series B shares
Equity
Number of authorized shares				13,702
Variable Class II
Equity
Number of authorized shares			1,165,952,497	1,165,952,497
Treasury shares			(14,525,694)	(13,452,393)
Shares fully subscribed and paid			1,151,426,803	1,152,500,104
Variable Class II | Series A shares
Equity
Number of authorized shares			1,165,952,497	1,108,452,326
Variable Class II | Series B shares
Equity
Number of authorized shares				57,500,171